Marketable securities (Disclosure of marketable securities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	$ 2,992,500	$ 3,152,813
Acquired		73,784
Disposed		(72,658)
Gain/(Loss)		(161,439)
Fair value, Ending Balance	454,219	2,992,500
Captiva [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	2,992,500	3,152,813
Acquired	0	0
Disposed	0	0
Gain/(Loss)	(2,538,281)	(160,313)
Fair value, Ending Balance	454,219	2,992,500
Organic Garage Ltd [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	0	0
Acquired		24,759
Disposed		(19,693)
Gain/(Loss)		(5,066)
Fair value, Ending Balance		0
Qmx Gold Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	$ 0	0
Acquired		49,025
Disposed		(52,965)
Gain/(Loss)		(3,940)
Fair value, Ending Balance		$ 0